Expense Example - ClearBridge Appreciation Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 666
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,070
Expense Example, with Redemption, 10 Years	1,675
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,953
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	822
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	1,532
Class FI
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,260
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	$ 713